UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07409
Investment Company Act File Number

Tax-Managed Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, MA 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Growth Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Aerospace & Defense — 4.4%
Boeing Co. (The)	960,677	$52,020,660
General Dynamics Corp.	473,021	30,557,157
Honeywell International, Inc.	293,134	10,889,928
ITT Corp.	8,428	439,520
Lockheed Martin Corp.	19,800	1,545,984
Northrop Grumman Corp.	1,911,491	98,919,659
Raytheon Co.	58,153	2,789,600
Rockwell Collins, Inc.	147,928	7,514,742
United Technologies Corp.	3,669,638	223,591,043

		$428,268,293

Air Freight & Logistics — 2.2%
FedEx Corp.	1,156,039	$86,957,253
United Parcel Service, Inc., Class B	2,309,476	130,416,110

		$217,373,363

Auto Components — 0.2%
Johnson Controls, Inc.	740,109	$18,917,186
WABCO Holdings, Inc.	1,156	24,276

		$18,941,462

Automobiles — 0.0%
DaimlerChrysler AG	17,284	$869,558
Harley-Davidson, Inc.	133,800	3,077,400

		$3,946,958

Beverages — 5.4%
Brown-Forman Corp., Class A	393,146	$20,077,966
Brown-Forman Corp., Class B	156,213	7,532,591
Coca-Cola Co. (The)	3,845,977	206,528,965
Coca-Cola Enterprises, Inc.	243,384	5,210,851
Molson Coors Brewing Co., Class B	186,000	9,054,480
PepsiCo, Inc.	4,791,983	281,097,723

		$529,502,576

Biotechnology — 2.2%
Amgen, Inc.(1)	2,927,371	$176,315,555
Biogen Idec, Inc.(1)	213,543	10,788,192
Genzyme Corp.(1)	242,339	13,747,892
Gilead Sciences, Inc.(1)	250,207	11,654,642

		$212,506,281

Building Products — 0.1%
Masco Corp.	494,348	$6,386,976

		$6,386,976

Capital Markets — 4.1%
Ameriprise Financial, Inc.	74,205	$2,695,868
Bank of New York Mellon Corp. (The)	896,771	25,997,391
Charles Schwab Corp. (The)	718,360	13,756,594
Credit Suisse Group	155,136	8,631,432
E*Trade Financial Corp.(1)	45,935	80,386
Federated Investors, Inc., Class B	293,517	7,740,043
Franklin Resources, Inc.	539,468	54,270,481
Goldman Sachs Group, Inc.	557,466	102,768,857
Legg Mason, Inc.	104,784	3,251,448
Morgan Stanley	2,841,825	87,755,556
Northern Trust Corp.	715,649	41,622,146

Security	Shares	Value
Piper Jaffray Cos., Inc.(1)	504	$24,051
State Street Corp.	531,412	27,952,271
T. Rowe Price Group, Inc.	323,743	14,795,055
UBS AG(1)	94,307	1,726,761
Waddell & Reed Financial, Inc., Class A	273,635	7,784,916

		$400,853,256

Chemicals — 1.1%
Ashland, Inc.	32,385	$1,399,680
Dow Chemical Co. (The)	152,627	3,978,986
E.I. Du Pont de Nemours & Co.	1,015,645	32,642,830
Ecolab, Inc.	380,814	17,605,031
Monsanto Co.	29,739	2,301,798
PPG Industries, Inc.	4,400	256,124
Sigma-Aldrich Corp.	916,218	49,457,448

		$107,641,897

Commercial Banks — 3.2%
Bank of Hawaii Corp.	616	$25,589
Bank of Montreal	33,047	1,673,500
BB&T Corp.	1,044,607	28,455,095
City National Corp.	143,260	5,577,112
Comerica, Inc.	242,026	7,180,911
Fifth Third Bancorp	1,622,709	16,438,042
First Horizon National Corp.(1)	69,135	914,652
HSBC Holdings PLC	220,592	2,525,649
HSBC Holdings PLC ADR	103,266	5,922,305
KeyCorp	180,824	1,175,356
M&T Bank Corp.	25,938	1,616,456
Marshall & Ilsley Corp.	158,431	1,278,538
PNC Financial Services Group, Inc.	81,944	3,981,659
Regions Financial Corp.	250,097	1,553,102
Royal Bank of Canada	456,533	24,456,473
Societe Generale	859,936	69,557,450
SunTrust Banks, Inc.	329,772	7,436,359
Synovus Financial Corp.	102,948	386,055
Toronto-Dominion Bank	17,915	1,154,622
Trustmark Corp.	205,425	3,913,346
U.S. Bancorp	3,001,219	65,606,647
Wells Fargo & Co.	2,165,006	61,009,869
Westamerica Bancorporation	1,968	102,336
Zions Bancorporation	63,409	1,139,460

		$313,080,583

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	56,594	$2,037,950
Cintas Corp.	216,842	6,572,481
HNI Corp.	56,981	1,344,751
Pitney Bowes, Inc.	27,887	692,992
Republic Services, Inc.	86,768	2,305,426
Waste Management, Inc.	108,828	3,245,251

		$16,198,851

Communications Equipment — 3.9%
Alcatel SA ADR(1)	2	$9
Cisco Systems, Inc.(1)	7,319,360	172,297,734
Juniper Networks, Inc.(1)	109,780	2,966,256
Motorola, Inc.	1,151,307	9,889,727
Nokia Oyj ADR	1,721,613	25,169,982
QUALCOMM, Inc.	3,172,806	142,712,814
Telefonaktiebolaget LM Ericsson ADR	2,200,000	22,044,000

		$375,080,522

Security	Shares	Value
Computers & Peripherals — 4.2%
Apple, Inc.(1)	291,506	$54,036,467
Dell, Inc.(1)	4,062,859	61,999,228
EMC Corp.(1)	2,038,992	34,744,424
Hewlett-Packard Co.	1,118,949	52,825,582
International Business Machines Corp.	1,588,515	190,002,279
Lexmark International, Inc., Class A(1)	34,181	736,259
NetApp, Inc.(1)	417,589	11,141,275

		$405,485,514

Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.(1)	64,781	$2,976,687

		$2,976,687

Construction Materials — 0.2%
CRH PLC	157,939	$4,385,409
Vulcan Materials Co.	201,862	10,914,679

		$15,300,088

Consumer Finance — 0.5%
American Express Co.	421,017	$14,272,476
Capital One Financial Corp.	407,705	14,567,300
Discover Financial Services	1,105,050	17,934,961
SLM Corp.(1)	10,200	88,944

		$46,863,681

Containers & Packaging — 0.1%
Bemis Co., Inc.	133,186	$3,450,849
Temple-Inland, Inc.	90,660	1,488,637

		$4,939,486

Distributors — 0.1%
Genuine Parts Co.	188,424	$7,171,417

		$7,171,417

Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A(1)	10,887	$802,045
H&R Block, Inc.	1,508,032	27,717,628

		$28,519,673

Diversified Financial Services — 1.7%
Bank of America Corp.	1,698,800	$28,743,696
Citigroup, Inc.	119,611	578,917
CME Group, Inc.	28,751	8,860,771
ING Groep NV ADR(1)	191,170	3,408,561
IntercontinentalExchange, Inc.(1)	13,162	1,279,215
JPMorgan Chase & Co.	2,709,748	118,741,157
Moody’s Corp.	319,602	6,539,057

		$168,151,374

Diversified Telecommunication Services — 1.3%
AT&T, Inc.	1,501,861	$40,565,266
CenturyTel, Inc.	13,913	467,477
Deutsche Telekom AG ADR	1,698,326	23,199,133
Fairpoint Communications, Inc.	5,860	2,403
Telefonos de Mexico SA de CV ADR	1,110,623	19,369,265
Telmex Internacional SAB de CV ADR	1,827,270	25,490,417
Verizon Communications, Inc.	491,868	14,888,844
Windstream Corp.	348,026	3,525,503

		$127,508,308

Security	Shares	Value
Electric Utilities — 0.6%
Duke Energy Corp.	79,899	$1,257,610
Exelon Corp.	1,009,736	50,103,101
Southern Co. (The)	68,451	2,167,843

		$53,528,554

Electrical Equipment — 1.0%
Emerson Electric Co.	2,283,488	$91,522,199
Rockwell Automation, Inc.	125,000	5,325,000
SunPower Corp., Class B(1)	14,465	364,952

		$97,212,151

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc.(1)	456,730	$12,710,796
Corning, Inc.	2,468,521	37,793,056
Flextronics International, Ltd.(1)	161,054	1,201,463
National Instruments Corp.	35,783	988,684
Tyco Electronics, Ltd.	10,142	225,964

		$52,919,963

Energy Equipment & Services — 1.2%
Baker Hughes, Inc.	136,681	$5,830,811
Halliburton Co.	846,488	22,956,755
Schlumberger, Ltd.	1,175,550	70,062,780
Transocean, Ltd.(1)	196,993	16,848,811

		$115,699,157

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	875,978	$49,457,718
CVS Caremark Corp.	2,406,362	86,003,378
Kroger Co. (The)	154,179	3,182,255
Safeway, Inc.	186,891	3,685,490
Sysco Corp.	1,778,812	44,203,478
Walgreen Co.	959,609	35,956,549
Wal-Mart Stores, Inc.	2,041,366	100,210,657

		$322,699,525

Food Products — 2.3%
Archer-Daniels-Midland Co.	1,574,460	$46,005,721
Campbell Soup Co.	54,780	1,786,924
ConAgra Foods, Inc.	141,550	3,068,804
Del Monte Foods Co.	17,418	201,700
General Mills, Inc.	27,469	1,768,454
H.J. Heinz Co.	114,878	4,566,401
Hershey Co. (The)	518,481	20,148,172
Kellogg Co.	3,556	175,062
Kraft Foods, Inc., Class A	253,099	6,648,911
Nestle SA	2,750,000	117,399,304
Sara Lee Corp.	2,032,253	22,639,298
Unilever NV	72,175	2,082,971

		$226,491,722

Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	244,090	$13,915,571
Becton, Dickinson and Co.	63,708	4,443,633
Boston Scientific Corp.(1)	437,359	4,631,632
CareFusion Corp.(1)	575,411	12,543,960
Covidien PLC	193,559	8,373,362
Hospira, Inc.(1)	53,453	2,384,004
Medtronic, Inc.	1,761,822	64,835,049
St. Jude Medical, Inc.(1)	123,338	4,811,415

Security	Shares	Value
Stryker Corp.	166,379	$7,558,598
Zimmer Holdings, Inc.(1)	240,888	12,875,464

		$136,372,688

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	709,236	$15,872,702
Cardinal Health, Inc.	982,690	26,336,092
CIGNA Corp.	49,467	1,389,528
Express Scripts, Inc.(1)	196,994	15,282,794
Henry Schein, Inc.(1)	840,737	46,164,869
McKesson Corp.	6,462	384,812
Medco Health Solutions, Inc.(1)	165,854	9,173,385
PharMerica Corp.(1)	30,682	569,765
UnitedHealth Group, Inc.	201,101	5,035,569
WellPoint, Inc.(1)	241,620	11,443,123

		$131,652,639

Health Care Technology — 0.0%
IMS Health, Inc.	56,530	$867,736

		$867,736

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	540,866	$18,000,020
Darden Restaurants, Inc.	147,345	5,028,885
International Game Technology	459,500	9,870,060
Interval Leisure Group, Inc.(1)	85,966	1,072,856
Marriott International, Inc., Class A	400,180	11,040,966
McDonald’s Corp.	883,066	50,396,577
Starbucks Corp.(1)	2,222,271	45,889,896
Wyndham Worldwide Corp.	1	16
Yum! Brands, Inc.	246,105	8,308,505

		$149,607,781

Household Durables — 0.2%
D.R. Horton, Inc.	417,028	$4,758,290
Fortune Brands, Inc.	117,078	5,032,012
Leggett & Platt, Inc.	315,903	6,128,518
Newell Rubbermaid, Inc.	49,838	781,958

		$16,700,778

Household Products — 2.6%
Clorox Co. (The)	31,145	$1,831,949
Colgate-Palmolive Co.	682,978	52,097,562
Energizer Holdings, Inc.(1)	76,555	5,078,659
Kimberly-Clark Corp.	530,925	31,313,956
Procter & Gamble Co.	2,842,990	164,665,981

		$254,988,107

Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The)(1)	133,519	$1,978,752

		$1,978,752

Industrial Conglomerates — 1.8%
3M Co.	932,917	$68,849,275
General Electric Co.	6,582,669	108,087,425
Textron, Inc.	18,236	346,119
Tyco International, Ltd.	23,014	793,523

		$178,076,342

Insurance — 3.4%
Aegon NV ADR(1)	5,178,488	$43,810,008
Aflac, Inc.	332,897	14,228,018
Allstate Corp. (The)	124,523	3,812,894
AON Corp.	323,264	13,153,612

Security	Shares	Value
Berkshire Hathaway, Inc., Class A(1)	638	$64,438,000
Berkshire Hathaway, Inc., Class B(1)	39,770	132,155,710
Chubb Corp.	28,354	1,429,325
Cincinnati Financial Corp.	179,991	4,677,966
Hartford Financial Services Group, Inc.	11,362	301,093
Lincoln National Corp.	54,445	1,410,670
Manulife Financial Corp.	116,938	2,448,682
Marsh & McLennan Cos., Inc.	172,845	4,274,457
MetLife, Inc.	81	3,084
Old Republic International Corp.	216,805	2,640,685
Progressive Corp.(1)	1,344,522	22,292,175
Torchmark Corp.	278,479	12,094,343
Travelers Companies, Inc. (The)	209,370	10,307,285
Unum Group	39,000	836,160

		$334,314,167

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	43,801	$4,089,262
Expedia, Inc.(1)	119,213	2,855,151
HSN, Inc.(1)	60,017	977,077
Liberty Media Corp. — Interactive, Class A(1)	11,902	130,565
Ticketmaster Entertainment, Inc.(1)	80,619	942,436

		$8,994,491

Internet Software & Services — 1.3%
eBay, Inc.(1)	1,260,217	$29,753,723
Google, Inc., Class A(1)	199,296	98,820,922
IAC/InterActiveCorp(1)	13,368	269,900
VeriSign, Inc.(1)	14,758	349,617

		$129,194,162

IT Services — 2.7%
Accenture PLC., Class A	2,739,520	$102,101,910
Acxiom Corp.(1)	68,785	650,706
Automatic Data Processing, Inc.	1,339,373	52,637,359
Broadridge Financial Solutions, Inc.	18,597	373,800
Computer Sciences Corp.(1)	226,702	11,949,462
DST Systems, Inc.(1)	600	26,880
Fiserv, Inc.(1)	47,355	2,282,511
Metavante Technologies, Inc.(1)	175,164	6,039,655
Paychex, Inc.	774,686	22,504,628
Total System Services, Inc.	52,739	849,625
Western Union Co.	3,213,318	60,795,977

		$260,212,513

Leisure Equipment & Products — 0.0%
Mattel, Inc.	22,565	$416,550

		$416,550

Life Sciences Tools & Services — 0.2%
Dionex Corp.(1)	37,300	$2,423,381
Life Technologies Corp.(1)	398,969	18,572,007
Thermo Fisher Scientific, Inc.(1)	18,700	816,629

		$21,812,017

Machinery — 2.6%
Caterpillar, Inc.	159,554	$8,189,907
Danaher Corp.	821,763	55,321,085
Deere & Co.	2,623,301	112,592,079
Dover Corp.	578,638	22,428,009
Illinois Tool Works, Inc.	1,183,752	50,558,048
Parker Hannifin Corp.	37,997	1,969,764

		$251,058,892

Security	Shares	Value
Media — 3.9%
Ascent Media Corp., Class A(1)	755	$19,328
CBS Corp., Class B	128,590	1,549,509
Comcast Corp., Class A	740,237	12,502,603
Comcast Corp., Class A Special	2,918,230	46,925,138
Discovery Communications, Inc., Class A(1)	7,555	218,264
Discovery Communications, Inc., Class C(1)	7,555	196,657
Gannett Co., Inc.	320,258	4,006,428
Idearc, Inc.(1)	6,790	170
Interpublic Group of Cos., Inc.(1)	100,000	752,000
Liberty Capital, Class A(1)	7,556	158,072
Liberty Global, Inc., Series A(1)	2,381	53,739
Liberty Global, Inc., Series C(1)	2,382	53,500
Liberty Media Corp., — Entertainment, Series A(1)	30,221	940,175
Live Nation, Inc.(1)	8,750	71,662
McGraw-Hill Co., Inc. (The)	299,599	7,531,919
New York Times Co. (The), Class A	5,269	42,784
News Corp., Class A	97	1,163
Omnicom Group, Inc.	3,802,888	140,478,683
Time Warner Cable, Inc.	145,729	6,279,463
Time Warner, Inc.	693,680	19,964,110
Viacom, Inc., Class B(1)	104,658	2,934,610
Vivendi SA	4,865	151,195
Walt Disney Co. (The)	4,871,286	133,765,514
Washington Post Co., Class B	3,572	1,671,982
WPP PLC, ADR	46,597	2,002,273

		$382,270,941

Metals & Mining — 0.4%
Alcoa, Inc.	52,760	$692,211
BHP Billiton, Ltd. ADR	190,000	12,541,900
Freeport-McMoRan Copper & Gold, Inc.	225,000	15,437,250
Nucor Corp.	230,000	10,812,300

		$39,483,661

Multiline Retail — 1.2%
JC Penney Co., Inc.	88,822	$2,997,743
Macy’s, Inc.	94,265	1,724,107
Nordstrom, Inc.	131,384	4,012,467
Sears Holdings Corp.(1)	4,107	268,228
Target Corp.	2,290,940	106,941,079

		$115,943,624

Oil, Gas & Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	4,381,890	$274,875,960
Apache Corp.	2,146,567	197,119,248
BP PLC ADR	331,682	17,655,433
Chevron Corp.	681,052	47,966,492
ConocoPhillips	2,797,651	126,341,919
Devon Energy Corp.	568,771	38,295,352
Exxon Mobil Corp.	2,631,232	180,528,828
Hess Corp.	35,579	1,902,053
Marathon Oil Corp.	177,334	5,656,955
Murphy Oil Corp.	78,679	4,529,550
Royal Dutch Shell PLC ADR, Class A	146,686	8,388,972
Royal Dutch Shell PLC ADR, Class B	9,594	535,057
Spectra Energy Corp.	223,629	4,235,533
Williams Cos., Inc.	4,052	72,409

		$908,103,761

Security	Shares	Value
Paper & Forest Products — 0.0%
International Paper Co.	13,649	$303,417
Neenah Paper, Inc.	3,693	43,467
Weyerhaeuser Co.	52,701	1,931,492

		$2,278,376

Personal Products — 0.0%
Avon Products, Inc.	10,400	$353,184
Estee Lauder Cos., Inc., Class A	13,035	483,338

		$836,522

Pharmaceuticals — 9.7%
Abbott Laboratories	3,405,613	$168,475,675
Allergan, Inc.	82,562	4,686,219
Bristol-Myers Squibb Co.	2,161,928	48,686,619
Eli Lilly & Co.	2,981,470	98,477,954
GlaxoSmithKline PLC ADR	448,388	17,715,810
Johnson & Johnson	3,200,547	194,881,307
King Pharmaceuticals, Inc.(1)	152,305	1,640,325
Merck & Co., Inc.	2,032,515	64,288,449
Novo Nordisk A/S ADR	365,229	22,991,166
Pfizer, Inc.	10,297,277	170,419,934
Schering-Plough Corp.	1,007,029	28,448,569
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	84,530,556
Watson Pharmaceuticals, Inc.(1)	390,434	14,305,502
Wyeth	552,783	26,854,198

		$946,402,283

Real Estate Management & Development — 0.0%
Forest City Enterprises, Inc., Class A	56,500	$755,405
Forestar Real Estate Group, Inc.(1)	30,220	519,180

		$1,274,585

Road & Rail — 0.1%
Avis Budget Group, Inc.(1)	1	$13
Burlington Northern Santa Fe Corp.	54,168	4,324,232
CSX Corp.	3,276	137,133
Norfolk Southern Corp.	12,365	533,055
Union Pacific Corp.	132,257	7,717,196

		$12,711,629

Semiconductors & Semiconductor Equipment — 3.1%
Analog Devices, Inc.	560,289	$15,452,771
Applied Materials, Inc.	1,065,614	14,279,227
Broadcom Corp., Class A(1)	976,646	29,973,266
Cypress Semiconductor Corp.(1)	52,742	544,825
Intel Corp.	11,004,973	215,367,322
KLA-Tencor Corp.	143,189	5,134,757
Linear Technology Corp.	123,388	3,409,210
Maxim Integrated Products, Inc.	263,099	4,772,616
Texas Instruments, Inc.	560,329	13,274,194
Verigy, Ltd.(1)	3,524	40,949
Xilinx, Inc.	24,830	581,519

		$302,830,656

Software — 2.7%
Activision Blizzard, Inc.(1)	96,350	$1,193,776
Adobe Systems, Inc.(1)	440,317	14,548,074
CA, Inc.	45,408	998,522
Electronic Arts, Inc.(1)	21,405	407,765
Microsoft Corp.	3,527,906	91,337,486

Security	Shares	Value
Oracle Corp.	7,059,969	$147,129,754
Symantec Corp.(1)	225,808	3,719,058

		$259,334,435

Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A	3,578	$117,645
Best Buy Co., Inc.	152,536	5,723,151
Gap, Inc. (The)	89,138	1,907,553
Home Depot, Inc.	3,957,465	105,426,867
Limited Brands, Inc.	42,396	720,308
Lowe’s Companies, Inc.	1,003,622	21,015,845
Sherwin-Williams Co. (The)	500	30,080
Staples, Inc.	257,430	5,977,524
TJX Companies, Inc. (The)	1,701,405	63,207,196

		$204,126,169

Textiles, Apparel & Luxury Goods — 2.2%
Coach, Inc.	227,035	$7,473,992
Hanesbrands, Inc.(1)	273,607	5,855,190
NIKE, Inc., Class B	3,058,444	197,881,327

		$211,210,509

Thrifts & Mortgage Finance — 0.0%
Guaranty Financial Group, Inc.(1)	30,220	$3,777
Tree.com, Inc.(1)	13,436	101,442

		$105,219

Tobacco — 0.4%
Altria Group, Inc.	325,619	$5,799,274
Philip Morris International, Inc.	577,467	28,145,742

		$33,945,016

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	22,000	$964,260
Sprint Nextel Corp.(1)	229,998	908,492
Telephone and Data Systems, Inc.	24,636	731,196
Telephone and Data Systems, Inc., Special Shares	9,252	286,905
Vodafone Group PLC ADR	288,162	6,483,645

		$9,374,498

Total Common Stocks (identified cost $8,121,346,074)		$9,611,727,817

Preferred Stocks — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
Wells Fargo & Co.	166	$113

Total Preferred Stocks (identified cost $4,929)		$113

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Independent Power Producers & Energy Traders — 0.0%
Enron Corp.(1)(2)	11,050	$0

Total Convertible Preferred Stocks (identified cost $16,626,069)		$0

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$85,189	$85,189,046

Total Short-Term Investments (identified cost $85,189,046)		$85,189,046

Total Investments — 99.7% (identified cost $8,223,166,118)		$9,696,916,976

Other Assets, Less Liabilities — 0.3%		$33,317,901

Net Assets — 100.0%		$9,730,234,877

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the period ended September 30, 2009 was $127,205.

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,407,855,607

Gross unrealized appreciation	$7,289,061,369
Gross unrealized depreciation	0

Net unrealized appreciation	$7,289,061,369

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,147,699,158	$151,195		$—	$1,147,850,353
Consumer Staples	1,251,064,164	117,399,304		—	1,368,463,468
Energy	1,023,802,918	—		—	1,023,802,918
Financials	1,183,928,334	80,714,531		—	1,264,642,865
Health Care	1,449,613,644	—		—	1,449,613,644
Industrials	1,210,263,184	—		—	1,210,263,184
Information Technology	1,785,057,765	—		—	1,785,057,765
Materials	165,258,099	4,385,409		—	169,643,508
Telecommunication Services	136,882,806	—		—	136,882,806
Utilities	55,507,306	—		—	55,507,306

Total Common Stocks	$9,409,077,378	$202,650,439	*	$—	$9,611,727,817
Convertible Preferred Stocks	—	—		0	0
Preferred Stocks	113	—		—	113
Short-Term Investments	85,189,046	—		—	85,189,046

Total	$9,494,266,537	$202,650,439		$0	$9,696,916,976

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible
Preferred Stocks*
Balance as of December 31, 2008	$0
Realized gains (losses)	0
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of September 30, 2009	$0

*	All Level 3 assets held at December 31, 2008 and September 30, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009